Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2021
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Adaptive Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Adaptive Global Allocation Fund seeks total return through growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 54 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.66%. The Adviser shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2021. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 414% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	414.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 54 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets across a portfolio of global equity, global fixed-income, and, at times, commodity-linked investments. In doing so, the Fund will attempt to reduce the risk of significant loss, or a drop in the value of the Fund’s capital that is unlikely to be regained over a full market cycle (a time period representing a significant market decline and recovery), while also participating in the upside growth of the capital markets. To achieve this objective, the Fund’s portfolio manager employs a “tail managed” strategy intended to tactically shift away from assets whose downside tail risks are perceived to be increasing and toward assets whose expected tail gains are increasing. As it relates to investing, “tails” represent the outliers of a distribution of returns or, in other words, outsized future moves both to the positive and negative. Tail events typically occur more often than expected, and a tail loss or a tail gain can have a substantial impact on a portfolio’s long-term performance.The Fund uses a variety of investments to gain the desired exposure, including global equities, global fixed-income securities, and exchange-traded funds (“ETFs”). The Fund may use derivatives such as options, futures, or swaps to gain indirect exposure to an underlying asset class. Under normal circumstances, the Fund’s gross notional exposure (generally, the total value of the assets underlying a derivatives contract at the time of valuation) to derivatives is not expected to exceed 100% of the Fund’s net assets.The Fund may invest in emerging markets, but will normally limit such investments to 30% of its net assets, measured at the time of purchase. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.The Fund may invest in equity securities including common and preferred stock and securities of other investment companies. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government debt securities (“sovereign debt”). The types of fixed-income securities in which the Fund may invest include asset-backed securities, corporate bonds, commercial paper, commercial and residential mortgage-backed securities, mortgage dollar rolls, depositary receipts, and floating-rate securities. The Fund may also gain exposure to equity securities, fixed-income securities, and commodities through investments in ETFs, and may also invest in exchange-traded notes to obtain exposure to commodities. The Fund may invest up to 20% of its assets in high-yield/high-risk bonds (also known as “junk” bonds).To implement the strategy, the portfolio manager utilizes two complementary processes: a “top-down” macro analysis and a “bottom-up” risk/reward analysis, each of which are described below. These processes each employ certain proprietary models which provide forward-looking insights into capital markets and which seek to identify indicators of market stress or potential upside. Such models include a proprietary options implied information model that monitors day-to-day movements in options prices for indicators of risk and reward between asset classes, sectors, and regions. Using the proprietary models, the portfolio manager will adjust the Fund’s allocations and the underlying security exposures.•Top-Down Macro Analysis. The top-down analysis focuses on how the Fund’s assets will be distributed between the global equity and global fixed-income asset classes, and, at times, the commodity asset class. The portfolio manager monitors expected tail gains and losses across the equity, fixed-income, and commodity asset classes. The portfolio manager intends to periodically adjust the Fund’s asset allocation to mitigate downside risk exposure that is perceived to be elevated and obtain exposure to upside gains. Accordingly, the Fund’s allocation to global equity investments, global fixed-income investments, and, at times, commodity-linked investments, will likely shift periodically to minimize exposure to tail losses and enhance exposure to tail gains. The periodic shifts in the Fund’s asset allocation may significantly impact the Fund’s risk profile.•Bottom-Up Risk/Reward Analysis. The bottom-up analysis is designed to identify the underlying security exposures that comprise the Fund’s equity, fixed-income, and commodity asset classes, and periodically rebalance the Fund’s portfolio to maximize exposure to securities that are expected to provide tail gains while minimizing exposure to securities that are expected to provide tail losses. Within the Fund’s equity component, the portfolio manager intends to adjust the portfolio’s sector, currency, and regional exposures away from market capitalization weights based on an evaluation of expected tail loss and gain. Within the Fund’s fixed-income component, the portfolio manager intends to adjust the portfolio’s credit, duration, and regional exposures using the same analysis. Within the Fund’s commodity asset class, the portfolio manager intends to adjust individual commodity or sector exposures when appropriate using the same analysis.In pursuing its investment objective, the Fund will have exposure to investments that are economically tied to a number of countries throughout the world. A security is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the company’s revenues are derived from one or more countries; or (iii) a majority of the company’s assets are located in one or more countries.The Fund may use derivatives to enhance returns and to hedge portfolio risks. With regard to using derivatives for hedging purposes, the Fund may use foreign exchange contracts or other similar instruments to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may also invest in short sales.The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio which includes exposure to equity securities (such as stocks or any other security representing an ownership interest), fixed-income securities (such as bonds, notes, and debentures), and commodities, and which involves the use of derivatives. The principal risks associated with investing in the Fund are set forth below.Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.Investment Process Risk. The portfolio manager uses certain proprietary models, including a proprietary options implied information model, to implement the Fund’s investment strategy. These models may not be successful in identifying how the Fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the Fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions. Further, while the use of these models and subsequent portfolio reallocations are intended to benefit investors that invest in the Fund, these techniques could in certain cases have a detrimental effect on the Fund, including increasing portfolio turnover (and related transactions costs) and causing the Fund to incur taxable gains.Sovereign Debt Risk. The Fund may invest in U.S. and non-U.S. government debt securities. Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.Exchange-Traded Funds Risk. The Fund may invest in ETFs to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to its net asset value. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The Fund is also subject to the risks associated with the securities in which the ETF invests.Equity Securities Risk. The Fund’s use of equity securities, such as common stocks and preferred stocks, creates additional risk as those securities typically have greater price volatility than fixed-income securities and may not perform as expected. In addition, equity securities may decline in value in response to general market and economic conditions, which may reduce the Fund’s returns.Derivatives Risk. The Fund may use derivatives to enhance returns and for hedging purposes. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. Investments in derivatives are subject to the risk of loss caused by unanticipated market movements. In addition, there may be at times an imperfect correlation between the movement in the prices of a derivatives contract and the value of an underlying instrument. To the extent the Fund uses derivatives for hedging purposes, the Fund may incur additional costs, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio manager or if the cost of the derivative outweighs the benefit of the hedge.Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. As of June 30, 2021, approximately 1.6% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets Indexsm).High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.Exchange-Traded Notes Risk. The Fund may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities. A fundamental risk of fixed-income securities is interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities and durations tend to offer higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, prepayment risk, extension risk, valuation risk, and liquidity risk.•Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.•Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential.•Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and the value of those securities may fall, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.•Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.•Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth.Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities may be subject to both extension risk, where during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally expected, and prepayment risk, where during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated. These risks may reduce the Fund’s returns. In addition, investments in certain mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.Commodity-Linked Investments Risk. The Fund may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, agricultural products, or precious metals), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked instruments may therefore be affected by changes in overall market movements, volatility of a commodity index, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	 The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	 janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:4th Quarter 202011.00%Worst Quarter:1st Quarter 2020– 12.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 6.28%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/20)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The one year return is calculated to include the contingent deferred sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the MSCI All Country World Index. The Fund also compares its performance to the Adaptive Global Allocation 60/40 Index (Hedged) and the Bloomberg Global Aggregate Bond Index (USD Hedged). The indices are described below.•The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.•The Adaptive Global Allocation 60/40 Index (Hedged) is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).•The Bloomberg Global Aggregate Bond Index (USD Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets.After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.99%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 953
3 Years	rr_ExpenseExampleYear03	1,720
5 Years	rr_ExpenseExampleYear05	2,503
10 Years	rr_ExpenseExampleYear10	4,531
1 Year	rr_ExpenseExampleNoRedemptionYear01	953
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,720
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,503
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,531
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.74%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[2]
1 Year	rr_ExpenseExampleYear01	$ 351
3 Years	rr_ExpenseExampleYear03	773
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	3,179
1 Year	rr_ExpenseExampleNoRedemptionYear01	251
3 Years	rr_ExpenseExampleNoRedemptionYear03	773
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,179
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	$ 205
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.58%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	$ 244
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,746
2016	rr_AnnualReturn2016	5.47%
2017	rr_AnnualReturn2017	17.17%
2018	rr_AnnualReturn2018	(6.28%)
2019	rr_AnnualReturn2019	13.96%
2020	rr_AnnualReturn2020	9.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.65%)
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class N
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[2]
1 Year	rr_ExpenseExampleYear01	$ 181
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	560
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,095
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.08%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015	[3]
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.05%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.91%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015	[4]
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return Before Taxes | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2015
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.65%
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class N
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Class A C S I N T Shares | Janus Henderson Adaptive Global Allocation Fund | Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.66%. The Adviser shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2021. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	Calculated assuming maximum permitted sales loads.
[4]	The one year return is calculated to include the contingent deferred sales charge.